Annual Total Returns - FIMMFunds-SelectComboPRO - FIMMFunds-SelectComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Select Class
May 30, 2023
Bar Chart Table:
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.20%
Annual Return 2017	0.70%
Annual Return 2018	1.67%
Annual Return 2019	2.04%
Annual Return 2020	0.32%
Annual Return 2021	0.01%
Annual Return 2022	1.43%